Supplier Concentration - Additional Information (Detail) - Supplier Concentration Risk [Member] - Cost of Goods, Total [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Top Ten Suppliers [Member]
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	85.00%	85.00%	86.00%
Carrier and Its Affiliates [Member]
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	62.00%	62.00%	65.00%